OTHER COMPREHENSIVE INCOME - Amounts reclassified out of accumulated other comprehensive income (loss) (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Amounts reclassified out of accumulated other comprehensive income into consolidated statements of income (loss)
Income tax expense (benefit)	¥ (101,291)	¥ 101,857	¥ 458,109
Other income	(30,638)	67,929	(60,255)
Net (loss) income	228,368	(684,045)	(858,863)
Amount reclassified from other comprehensive income
Amounts reclassified out of accumulated other comprehensive income into consolidated statements of income (loss)
Net (loss) income	1,881	1,840	4,686
Adjustments related to retirement and severance benefits | Amount reclassified from other comprehensive income
Amounts reclassified out of accumulated other comprehensive income into consolidated statements of income (loss)
Net periodic pension costs	2,711	2,652	4,313
Income tax expense (benefit)	(830)	(812)	(1,321)
Net (loss) income	¥ (1,881)	¥ (1,840)	(2,992)
Unrealized holding gain on securities | Amount reclassified from other comprehensive income
Amounts reclassified out of accumulated other comprehensive income into consolidated statements of income (loss)
Income tax expense (benefit)			(747)
Other income			2,441
Net (loss) income			¥ 1,694